Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

June 13, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	DundeeWealth Funds
(1933 Act Registration No. 333-135371)
(1940 Act Registration No. 811-21913)

Ladies and Gentlemen:

          On behalf of DundeeWealth Funds (the “Trust”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). Pursuant to Rule 485(a) under the Securities Act, it is proposed that the Amendment become effective seventy-five days after filing.

          The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act (i) to register Institutional, Class I and Class II Shares of a new investment portfolio of the Trust, the JOHCM Emerging Markets Opportunities Fund and (ii) to register a new share class, Institutional Shares, of the following existing investment portfolios of the Trust: the Dynamic Energy Income Fund, Dynamic Global Growth Fund, Dynamic World Growth Fund, Dynamic Canadian Equity Income Fund, Dynamic Natural Resources Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund and Dynamic U.S. Growth Fund. The Trust plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment (i) to update certain financial and other information and (ii) to finalize and complete the disclosure in the present filing.

          Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3307.

Sincerely,

/s/ Jillian L. Bosmann
Jillian L. Bosmann